Acquisitions and divestitures - Divestitures (Details) - EUR (€) € in Thousands		3 Months Ended	12 Months Ended
	Jan. 28, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Derecognised goodwill			€ 317
myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage by noncontrolling owners			49.00%
myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Derecognition of equity method investment	€ 70
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Palma
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest sold		100.00%
Consideration amount for sale		€ 1,300
Impairment loss			€ 500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | base7
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount for sale			800
Gain (loss) on disposal			500
Derecognised goodwill			300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | myhotelshop
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration amount for sale			70
Gain (loss) on disposal			(1,100)
Due from related parties			€ 1,000